Intangible Assets (Details)	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets (Details) [Line Items]
Discount rate	0.25%	0.25%
Bottom of range [member]
Intangible Assets (Details) [Line Items]
Discount rate	7.50%
Top of range [member]
Intangible Assets (Details) [Line Items]
Discount rate		8.00%